Fair Values of Cash and Cash Equivalents and Current and Non-current Receivables and Liabilities	12 Months Ended
Dec. 31, 2017
Fair Values of Cash and Cash Equivalents and Current and Non-current Receivables and Liabilities [Abstract]
Fair Values of Cash and Cash Equivalents and Current and Non-current Receivables and Liabilities
13. Fair values of cash and cash equivalents and current and non-current receivables and liabilities
The fair values of cash and cash equivalents and the current receivables and liabilities approximate their book values due to their short-term nature. The fair values of the non-current financial liabilities also approximate their book values due to the fact that their terms and conditions approximate current market conditions.